UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2005

Check here if Amendment [ ] Amendment Number:  __________
This Amendment  (Check only one.):  [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Biscayne Advisors, Inc.

Address: 2911 Turtle Creek Blvd.
      	 Suite 800
	 Dallas, TX  75219

Form 13F File Number: 028-10262

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Walton
Title:   President
Phone:   (214) 219-1416

Signature, Place, and Date of Signing:

/s/John A. Walton        Dallas, TX		June 30, 2005
------------------	--------------	----------------
[Signature]              [City, State]   [Date]




Report Type  (Check only one.):

[ X ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[   ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

Form  13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	           	0

Form 13F Information Table Entry Total:	94
Form 13F Information Table Value Total:	$160,104,000



List of Other Included Managers:


Provide a numbered list of the name (s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERCROMBIE & FITCH            COM              002896207      627    10950 SH       SOLE                    10900                50
ADOBE SYS INC                  COM              00724F101     1971    29340 SH       SOLE                    25900              3440
ALCON INC COM                  COM              H01301102     2459    27545 SH       SOLE                    27545
ALLIANCE DATA SYSTEMS          COM              018581108     1690    41820 SH       SOLE                    41000               820
ALLSTATE CORP                  COM              020002101     1959    36230 SH       SOLE                    35330               900
AMERICAN EAGLE OUTFITT         COM              02553E106      766    25920 SH       SOLE                    23400              2520
AMERICAN EXPRESS CO            COM              025816109      924    17980 SH       SOLE                    16600              1380
ARCHER DANIELS                 COM              039483102     2916   118625 SH       SOLE                   107700             10925
AUTODESK INC                   COM              052769106     2017    67790 SH       SOLE                    65200              2590
BALL CORP                      COM              058498106      816    19670 SH       SOLE                    16400              3270
BANK OF AMERICA CORP.          COM              060505104     2241    50820 SH       SOLE                    45000              5820
BEAR STEARNS COS. INC.         COM              073902108     1946    19475 SH       SOLE                    18000              1475
BLACK & DECKER CORP.           COM              091797100     2490    31525 SH       SOLE                    29650              1875
BOEING CO.                     COM              097023105      792    13550 SH       SOLE                    10700              2850
BRADY CORP                     COM              104674106      386    11920 SH       SOLE                    11300               620
BUNGE LIMITED                  COM              G16962105     1065    19760 SH       SOLE                    18575              1185
CAPITAL ONE FINL CORP          COM              14040H105     2290    30625 SH       SOLE                    28000              2625
CARNIVAL CORP. CL. A           COM              143658102     2120    40925 SH       SOLE                    39500              1425
CATERPILLAR INC.               COM              149123101     1617    17680 SH       SOLE                    16300              1380
CHATTEM INC                    COM              162456107      564    12680 SH       SOLE                    10525              2155
CHEVRON TEXACO CORP.           COM              166764100     1633    28006 SH       SOLE                    24500              3506
CHICAGO MERCANTILE HLD         COM              167760107     2796    14410 SH       SOLE                    13700               710
CIGNA CORP                     COM              125509109     2239    25075 SH       SOLE                    23500              1575
CINCINNATI FINL                COM              172062101     1541    35339 SH       SOLE                    34780               559
CISCO SYS INC                  COM              17275R102     2195   122720 SH       SOLE                   114500              8220
CITIGROUP INC                  COM              172967101     1097    24420 SH       SOLE                    22200              2220
CITY NATL CORP                 COM              178566105      367     5255 SH       SOLE                     4900               355
COACH INC                      COM              189754104     3332    58840 SH       SOLE                    55780              3060
COCA COLA CO.                  COM              191216100      649    15565 SH       SOLE                    15300               265
COGNIZANT TECHNOLOGY           COM              192446102      312     6760 SH       SOLE                     5000              1760
CONOCO PHILLIPS                COM              20825c104      256     2375 SH       SOLE                     6660              2375
COSTCO WHOLESALE CORP.         COM              22160k105     2260    51165 SH       SOLE                    49100              2065
COVANCE INC                    COM              222816100      451     9470 SH       SOLE                     6730              2740
DANAHER CORP                   COM              235851102      942    17640 SH       SOLE                    17400               240
DARDEN RESTAURANTS, INC.       COM              237194105      348    11340 SH       SOLE                    11200               140
DOW CHEM CO                    COM              260543103     1414    28370 SH       SOLE                    23300              5070
DPL INC                        COM              233293109     1610    64400 SH       SOLE                    63700               700
EGL INC.                       COM              268464102      237    10400 SH       SOLE                    10400
EOG RES INC                    COM              26875P101     3139    64400 SH       SOLE                    64000               400
EXXON MOBIL CORP               COM              30231G102     3028    50806 SH       SOLE                    46000              4806
FASTENAL CO                    COM              311900104      978    17690 SH       SOLE                    17690
FEDEX CORP                     COM              31428X106     1518    16160 SH       SOLE                    15600               560
GENENTECH INC                  COM              368710406     2466    43570 SH       SOLE                    42800               770
GENERAL ELEC CO                COM              369604103     1338    37104 SH       SOLE                    35300              1804
GOLDEN WEST FINANCIAL CORP.    COM              381317106     1648    27240 SH       SOLE                    25940              1300
HARLEY DAVIDSON INC            COM              412822108      944    16350 SH       SOLE                    16300                50
HARTFORD FINL SVCS             COM              416515104     2368    34540 SH       SOLE                    31900              2640
HILTON HOTELS CORP             COM              432848109      362    16210 SH       SOLE                    14500              1710
HUNT JB TRANS SVCS             COM              445658107     1439    32870 SH       SOLE                    30260              2610
INGERSOLL-RAND COMPANY         COM              G4776G101     2322    29150 SH       SOLE                    26800              2350
INTEL CORP                     COM              458140100     2330   100305 SH       SOLE                    89300             11005
INTERNATIONAL BUS MACH         COM              459200101     2259    24725 SH       SOLE                    22800              1925
JOHNSON & JOHNSON              COM              478160104     2703    40240 SH       SOLE                    35500              4740
MARRIOTT INTL INC              COM              571903202      455     6800 SH       SOLE                     6800
MCDONALDS CORP                 COM              580135101     1613    51800 SH       SOLE                    47400              4400
MCGRAW HILL COS                COM              580645109      891    10215 SH       SOLE                     9800               415
MICROSOFT CORP                 COM              594918104     2730   112965 SH       SOLE                   103700              9265
NATIONAL CITY CORP             COM              635405103     1819    54285 SH       SOLE                    50700              3585
NATIONAL FUEL GAS CO.          COM              636180101      409    14300 SH       SOLE                    10800              3500
NEWFIELD EXPL                  COM              651290108      361     4860 SH       SOLE                     4440               420
NEXTEL PARTNERS INC            COM              65333F107     1786    81470 SH       SOLE                    80600               870
NORDSTROM INC                  COM              655664100     3041    54920 SH       SOLE                    52900              2020
NORFOLK SOUTHERN CORP          COM              655844108     1811    48885 SH       SOLE                    45600              3285
NUCOR CORP                     COM              670346105     2062    35830 SH       SOLE                    35480               350
OCCIDENTAL PETE CORP           COM              674599105     3356    47150 SH       SOLE                    43100              4050
PATTERSON COMPANIES, INC.      COM              703412106     3252    65110 SH       SOLE                    63520              1590
PEPSICO INC                    COM              713448108     1191    22455 SH       SOLE                    19000              3455
PPG INDS                       COM              693506107     1593    22275 SH       SOLE                    22000               275
PRIVATEBANCORP INC             COM              742962103      366    11640 SH       SOLE                    10260              1380
PROCTOR & GAMBLE               COM              742718109     2932    55320 SH       SOLE                    52600              2720
PROVIDIAN FINL CORP            COM              74406A102     1708    99540 SH       SOLE                    94200              5340
R H DONNELLEY CORP             COM              74955W307      609    10485 SH       SOLE                    10100               385
ROBERT HALF INTL.              COM              770323103     1150    42665 SH       SOLE                    41950               715
ROCKWELL AUTOMATION            COM              773903109     1990    35130 SH       SOLE                    32700              2430
SCIENTIFIC ATLANTA INC         COM              808655104      261     9260 SH       SOLE                     8700               560
SEMPRA ENERGY                  COM              816851109     1243    31190 SH       SOLE                    30000              1190
SOVEREIGN BANCORP INC          COM              845905108      336    15180 SH       SOLE                    14800               380
STARBUCKS CORP                 COM              855244109      663    12830 SH       SOLE                    11700              1130
STARWOOD HOTEL                 COM              85590a203     1279    21310 SH       SOLE                    17800              3510
SUNOCO INC                     COM              86764P109     1717    16590 SH       SOLE                    15550              1040
TEVA PHARMACEUTICAL            COM              881624209     3533   114000 SH       SOLE                   106000              8000
TEXTRON INC                    COM              883203101     2726    36535 SH       SOLE                    33730              2805
TXU CORP COM                   COM              873168108     2918    36645 SH       SOLE                    35000              1645
UNITED TECHNOLOGIES CP         COM              913017109     1453    14290 SH       SOLE                    13700               590
UNITEDHEALTH GROUP             COM              91324P102     1258    13186 SH       SOLE                    11108              2078
VERISIGN INC                   COM              92343E102     3275   114110 SH       SOLE                   111915              2195
VERIZON COMMUNICATIONS         COM              92343V104     2209    62218 SH       SOLE                    58000              4218
WACHOVIA CORP                  COM              929771103     3112    61124 SH       SOLE                    57200              3924
WAL MART STORES, INC.          COM              931142103     2757    55010 SH       SOLE                    51500              3510
WESTERN GAS RES                COM              958259103      338     9800 SH       SOLE                     9800
XEROX CORP.                    COM              984121103     2500   165025 SH       SOLE                   158400              6625